Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Aug 10, 2011
Registrant Name	dei_EntityRegistrantName	HARTFORD MUTUAL FUNDS II INC
Central Index Key	dei_EntityCentralIndexKey	0000049905
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Aug 10, 2011
Document Effective Date	dei_DocumentEffectiveDate	Aug 10, 2011
Prospectus Date	rr_ProspectusDate	Mar 1, 2011

THE HARTFORD GROWTH OPPORTUNITIES FUND (Prospectus Summary): | THE HARTFORD GROWTH OPPORTUNITIES FUND
THE HARTFORD GROWTH OPPORTUNITIES FUND

SUPPLEMENT
DATED AUGUST 10, 2011 TO
THE HARTFORD GROWTH OPPORTUNITIES FUND
(A SERIES OF THE HARTFORD MUTUAL FUNDS II, INC.)
PROSPECTUS DATED MARCH 1, 2011, AS LAST AMENDED JUNE 1, 2011
AND SUMMARY PROSPECTUS DATED MARCH 1, 2011, AS LAST AMENDED MAY 6, 2011

Effective August 5, 2011, under the heading “Your Expenses” footnote (2) to the Annual Operating Fund Expenses table is deleted and replaced with the following:

 (2)                     Hartford Investment Financial Services, LLC (the “Investment Manager”) has contractually agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual fund operating expenses as follows:  1.21% (Class A), 1.96% (Class B), 1.96% (Class C), 0.96% (Class I),

 1.45% (Class R3), 1.15% (Class R4), 0.85% (Class R5) and 0.85% (Class Y).  In addition, Hartford Administrative Services

 Company (“HASCO”), the Fund’s transfer agent, has contractually agreed to reimburse any portion of the transfer agency fees over

 0.30% of the average daily net assets per fiscal year for all classes.  The contractual arrangements with respect to Class A, Class B,

 Class C and Class I will remain in effect until February 28, 2013.  The other contractual arrangements will remain in effect until

 February 28, 2013 and shall renew automatically for one-year terms unless the Investment Manager or HASCO, respectively, provides written notice of termination prior to the start of the next term or upon approval of the Board of Directors of the Fund.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Mar 1, 2011
THE HARTFORD GROWTH OPPORTUNITIES FUND (Prospectus Summary): | THE HARTFORD GROWTH OPPORTUNITIES FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	THE HARTFORD GROWTH OPPORTUNITIES FUND
Supplement Text	ck0000049905_SupplementTextBlock

SUPPLEMENT
DATED AUGUST 10, 2011 TO
THE HARTFORD GROWTH OPPORTUNITIES FUND
(A SERIES OF THE HARTFORD MUTUAL FUNDS II, INC.)
PROSPECTUS DATED MARCH 1, 2011, AS LAST AMENDED JUNE 1, 2011
AND SUMMARY PROSPECTUS DATED MARCH 1, 2011, AS LAST AMENDED MAY 6, 2011

Effective August 5, 2011, under the heading “Your Expenses” footnote (2) to the Annual Operating Fund Expenses table is deleted and replaced with the following:

 (2)                     Hartford Investment Financial Services, LLC (the “Investment Manager”) has contractually agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual fund operating expenses as follows:  1.21% (Class A), 1.96% (Class B), 1.96% (Class C), 0.96% (Class I),

 1.45% (Class R3), 1.15% (Class R4), 0.85% (Class R5) and 0.85% (Class Y).  In addition, Hartford Administrative Services

 Company (“HASCO”), the Fund’s transfer agent, has contractually agreed to reimburse any portion of the transfer agency fees over

 0.30% of the average daily net assets per fiscal year for all classes.  The contractual arrangements with respect to Class A, Class B,

 Class C and Class I will remain in effect until February 28, 2013.  The other contractual arrangements will remain in effect until

 February 28, 2013 and shall renew automatically for one-year terms unless the Investment Manager or HASCO, respectively, provides written notice of termination prior to the start of the next term or upon approval of the Board of Directors of the Fund.

THE HARTFORD GROWTH OPPORTUNITIES FUND | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HGOAX
THE HARTFORD GROWTH OPPORTUNITIES FUND | Class B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HGOBX
THE HARTFORD GROWTH OPPORTUNITIES FUND | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HGOCX
THE HARTFORD GROWTH OPPORTUNITIES FUND | Class Y
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HGOYX
THE HARTFORD GROWTH OPPORTUNITIES FUND | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HGOIX
THE HARTFORD GROWTH OPPORTUNITIES FUND | Class R3
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HGORX
THE HARTFORD GROWTH OPPORTUNITIES FUND | Class R4
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HGOSX
THE HARTFORD GROWTH OPPORTUNITIES FUND | Class R5
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HGOTX